Debt - Debt Issuance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Non-cash interest expense	$ 14,100	$ 23,100	$ 25,200
Deferred financing costs	81,097	11,559	$ 11,942
Unamortized balances of deferred financing costs	$ 105,299	$ 42,184